UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM 12b-25

Commission File Number 0-17480

NOTIFICATION OF LATE FILING

          (Check One): [ ] Form 10-K   [  ] Form 20-F   [  ] Form 11-K   [X] Form 10-Q   [  ] Form N-SAR

[  ] Form N-CSR

          For Period Ended:   September 30, 2004
[ ] Transition Report on Form 10-K	[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form 20-F	[ ] Transition Report on Form N-SAR
[ ] Transition Report on Form 11-K

          For the Transition Period Ended:

          Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

          If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I

REGISTRANT INFORMATION

Full name of registrant CROWN RESOURCES CORPORATION

Former name if applicable: n/a

Address of principal executive office (Street and number) 4251 Kipling Street, Suite 390

City, state and zip code Wheat Ridge, Colorado 80033

PART II

RULE 12b-25 (b) and (c)

          If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box is appropriate.)
	| |	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
[X]	| | | | |	(b)

The subject annual report, semi-annual report, transition report on Form 10-K,
Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date;
or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	| |	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III

NARRATIVE

          The registrant is researching certain accounting matters, which have arisen in connection with the spin-off of Crown Resources Corporation's investment in the shares of Solitario Resources Corporation that occurred on July 26, 2004. These matters directly affect the registrant's ability to complete its financial statements for the three and nine months ended September 30, 2004 for inclusion in its Quarterly Report on Form 10-Q.

PART IV

OTHER INFORMATION

          (1) Name and telephone number of person to contact in regard to this notification.

          James R. Maronick                                             (303)                              534-1030

           (Name)                                                          (Area Code)                 (Telephone Number)

          (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                                                                                         [X] Yes           [  ] No

          (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                                                                                          [ ] Yes           [X] No

          If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                                                         Crown Resources Corporation

                                                   (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: November 15, 2004      By: /s/James R. Maronick, CFO